Net investment in lease - Additional Information (Details)	1 Months Ended
	May 31, 2022 TEU vessel	Apr. 30, 2022 TEU vessel	Nov. 30, 2021 vessel TEU	Sep. 30, 2021 vessel TEU	Feb. 28, 2021 TEU
Leases [Abstract]
Term of agreement			18 years	18 years	18 years
Capacity in TEUs | TEU	12,200,000,000	12,200,000,000	12,200	12,200	12,000
Number of vessels | vessel	2	2	2	1